Goodwill	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Goodwill

Note 10 – Goodwill:

A.	Movement in carrying amount

Goodwill
NIS thousands

Balance as at December 31, 2022	284,181
Impairment loss	(63,101)
Balance as at December 31, 2023	221,080
Acquisitions during 2024	8,062
Disposal of subsidiaries	(4,548)
Balance as at December 31, 2024	224,594

B.	Goodwill impairment testing

In order to test the impairment of goodwill, the goodwill was allocated to the Cannabis segment (See Note 2I).

In December 31, 2023 the recoverable amount of the cash-generating unit was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the unit with the assistance of independent valuers.

The carrying amount of the unit was determined to be higher than its recoverable amount of NIS 391,720 thousand and an impairment loss of NIS 63,101 thousand was recognized in 2023. The impairment loss was allocated fully to goodwill and is included in other expenses, net.

In December 31, 2024 the recoverable amount of the cash-generating unit was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the unit with the assistance of independent valuers. The test results indicated that the recoverble amount of the cash-generating unit exceeds its carrying amount. Therefore, no additional impairment loss was recognized in 2024.

C.	Key assumptions used in calculation of recoverable amount

The key assumptions used in the calculation of recoverable amounts are as follows:

(1)	Discount rate

The after-tax discount rate was 15.25% (2023: 16.5%) and was estimated based on past experience, and an industry average weighted average cost of capital, which was based on a possible range of debt leveraging of 17% (2023: 7%) at a market interest rate of 10.21% (2023: 9.65%).

The after-tax discount rate is based on the risk-free rate for 15-year debentures issued by the government in the relevant market, and adjusted for a risk premium.

(2)	Terminal value growth rate

A cash flows forecast for 5 years was included in the discounted cash flow model. The long-term growth rate was 3.5%. The terminal value growth rate is consistent with the assumptions that a market participant would make.

Note 10 – Goodwill: (Cont.)

D.	Sensitivity to changes in assumptions

Below are the effects of the changes in the key assumptions on the recoverable amount:

(1)	Discount rate

An increase in the discount rate of 1% will affect the calculation of the unit’s value in use so that it will decrease to NIS 352,232 thousand and the impairment loss will increase in NIS 39 thousand.

(2)	Terminal value growth rate

A decrease in the terminal value growth rate of 1% will affect the calculation of the unit’s value in use so that it will decrease to NIS 368,352 thousand and the impairment loss will increase in NIS 23 thousand.